Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 1,503	$ 3,718	$ 5,172	$ 7,073
Tsakos Energy Management Limited (management fees)	3,967	3,933	7,959	7,818
Total expenses with related parties	8,664	8,663	17,411	17,134
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,231	1,370	2,479	3,023
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	3,892	3,858	7,809	7,668
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	328	301	651	597
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,336	2,533	4,744	4,987
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 877	$ 601	$ 1,728	$ 859